Summary of Significant Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2023
Risks and Uncertainties [Abstract]
Schedule of Customers From Company
There were
two
customers from whom revenues individually represent greater than
10
% of the total revenues of the Company for the year ended April 30, 2021, and three
customers from whom revenues individually represent greater than
10
% of the total revenues of the Company for the years ended April 30, 2022 and 2023 as follows:

	Year ended April 30,
	2021	2022	2023
Customer A	*	23.3%	11.9%
Customer B	25.8%	20.5%	11.0%
Customer C	11.7%	10.5%	20.5%

Total	37.5%	54.3%	43.4%

There were two customers from whom accounts receivable individually represent greater than 10% of the total accounts receivable-trade as of April 30, 2022 and 2023 respectively as follows:

	As of April 30,
	2022	2023
Customer C	10.1%	33.2%
Customer D	59.8%	*
Customer E	*	14.0%

Total	69.9%	47.2%

*	The percentage was below 10% for the period.

Schedule of Property and Equipment
Useful lives of property and equipment are as follows:

Estimated useful life
Land	Infinite
Buildings and improvements	5-19 years
Leasehold improvements	Lesser of estimated useful life or the remaining lease term
Vehicles	2-6 years
Tools and fixtures	2-15 years

Schedule of Reflects Revenue
The table reflects revenue by major source for the following periods:

	Year ended April 30,
	2021	2022	2023
	JPY	JPY	JPY	USD
	(in thousands)
Commissioned research and development	¥390,260	¥508,906	¥441,687	$3,248
Solution services	55,987	82,657	43,873	323
Guest speaker services	25,525	29,452	28,453	209
Membership services	41,000	15,250	7,750	57
Product sales	—	—	182,949	1,345

Total revenue	¥512,772	¥636,265	¥704,712	$5,182

Schedule of Contract Liabilities
the payment term is typically thirty days. For ecommerce product sales, the payment term is within a month. Certain product and service contracts require nonrefundable advance payments from the customer. If the Company receives payments before the performance obligation is satisfied, contract liabilities are recorded. Contract liabilities are included in accrued expenses and other current liabilities on the Balance Sheets and are expected to be recognized as revenue within one year. There are no significant financing components because the period between when the entity transfers a promised good or service to a customer and when the customer pays for that good or service is short-term. The Company applied the practical expedient available under Accounting Standards Codification (“ASC”) 606 that permits the Company not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.
The following table summarizes the change in contract liabilities for the years ended April 30, 2021, 2022 and 2023.

	Year ended April 30,
	2021	2022	2023
	JPY	JPY	JPY	US$
	(in thousands)
Beginning balance	¥13,700	¥10,038	¥12,572	$92
Revenue earned	(68,013)	(97,206)	(36,640)	(269)
Deferral of revenue	64,351	99,740	28,736	211

Ending balance	¥10,038	¥12,572	¥4,668	$34